NOTE 14 - STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
NOTE 14 - STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

2016 Equity Plan

On March 11, 2016, the Board adopted the plan and the shareholders approved the plan during the annual shareholders meeting on April 21, 2016. On May 27, 2016, the Company filed a registration statement for the securities planned to be issued under the plan which became effective at that date.

The 2016 Equity Incentive Plan (the “2016 Plan”) provides for the issuance of up to 228,571 shares of our common stock. The purpose of the Plan is to assist the Company in attracting and retaining key employees, directors and consultants and to provide incentives to such individuals to align their interests with those of our stockholders. In March 2018, the Board of Directors approved an increase in the total amount of shares or share equivalents that could be issued under the plan to 2,500,000.

On April 23, 2018, the Company issued a total of 2,242,000 incentive stock options to certain employees and directors under the plan.

Administration

The 2016 Plan is administered by the Compensation Committee of the Board, which currently consists of two members of the Board, each of whom is a “non-employee director” within the meaning of Rule 16b-3 promulgated under the Exchange Act and an “outside director” within the meaning of Code Section 162(m). Among other things, the compensation committee has complete discretion, subject to the express limits of the 2016 Plan, to determine the directors, employees and nonemployee consultants to be granted an award, the type of award to be granted the terms and conditions of the award, the form of payment to be made and/or the number of shares of common stock subject to each award, the exercise price of each option and base price of each stock appreciation right (“SAR”), the term of each award, the vesting schedule for an award, whether to accelerate vesting, the value of the common stock underlying the award, and the required withholding, if any. The Compensation Committee may amend, modify or terminate any outstanding award, provided that the participant’s consent to such action is required if the action would impair the participant’s rights or entitlements with respect to that award. The Compensation Committee is also authorized to construe the award agreements and may prescribe rules relating to the 2016 Plan. Notwithstanding the foregoing, the compensation committee does not have any authority to grant or modify an award under the 2016 Plan with terms or conditions that would cause the grant, vesting or exercise thereof to be considered nonqualified “deferred compensation” subject to Code Section 409A.

Grant of Awards; Shares Available for Awards

The 2016 Plan provides for the grant of stock options, SARs, performance share awards, performance unit awards, distribution equivalent right awards, restricted stock awards, restricted stock unit awards and unrestricted stock awards to non-employee directors, officers, employees and nonemployee consultants of the Company or its affiliates. We have reserved a total of 2.5 million shares of common stock for issuance as or under awards to be made under the 2016 Plan. If any award expires, is cancelled, or terminates unexercised or is forfeited, the number of shares subject thereto is again available for grant under the 2016 Plan.

Currently, there are eleven identified employees (including two executive officers and directors), three non-employee directors, and up to thirty other current or future staff members who would be entitled to receive stock options and/or shares of restricted stock under the 2016 Plan. Future new hires and additional non-employee directors and/or consultants would be eligible to participate in the 2016 Plan as well.

Stock Options

The 2016 Plan provides for either “incentive stock options” (“ISOs”), which are intended to meet the requirements for special federal income tax treatment under the Code, or “nonqualified stock options” (“NQSOs”); the stockholders approved the 2016 Plan at the annual meeting as previously described. Stock options may be granted on such terms and conditions as the compensation committee may determine; provided, however, that the per share exercise price under a stock option may not be less than the fair market value of a share of the Company’s common stock on the date of grant and the term of the stock option may not exceed 10 years (110% of such value and five years in the case of an ISO granted to an employee who owns (or is deemed to own) more than 10% of the total combined voting power of all classes of capital stock of our company or a parent or subsidiary of our company). ISOs may only be granted to employees. In addition, the aggregate fair market value of our common stock covered by one or more ISOs (determined at the time of grant) which are exercisable for the first time by an employee during any calendar year may not exceed $100,000. Any excess is treated as a NQSO.

Stock Appreciation Rights

A SAR entitles the participant, upon exercise, to receive an amount, in cash or stock or a combination thereof, equal to the increase in the fair market value of the underlying common stock between the date of grant and the date of exercise. SARs may be granted in tandem with, or independently of, stock options granted under the 2016 Plan. A SAR granted in tandem with a stock option (i) is exercisable only at such times, and to the extent, that the related stock option is exercisable in accordance with the procedure for exercise of the related stock option; (ii) terminates upon termination or exercise of the related stock option (likewise, the common stock option granted in tandem with a SAR terminates upon exercise of the SAR); (iii) is transferable only with the related stock option; and (iv) if the related stock option is an ISO, may be exercised only when the value of the stock subject to the stock option exceeds the exercise price of the stock option. A SAR that is not granted in tandem with a stock option is exercisable at such times as the compensation committee may specify.

Performance Shares and Performance Unit Awards

Performance share and performance unit awards entitle the participant to receive cash or shares of our common stock upon the attainment of specified performance goals. In the case of performance units, the right to acquire the units is denominated in cash values.

Restricted Stock Awards and Restricted Stock Unit Awards

A restricted stock award is a grant or sale of common stock to the participant, subject to our right to repurchase all or part of the shares at their purchase price (or to require forfeiture of such shares if issued to the participant at no cost) in the event that conditions specified by the compensation committee in the award are not satisfied prior to the end of the time period during which the shares subject to the award may be repurchased by or forfeited to us. Our restricted stock unit entitles the participant to receive a cash payment equal to the fair market value of a share of common stock for each restricted stock unit subject to such restricted stock unit award, if the participant satisfies the applicable vesting requirement.

Unrestricted Stock Awards

An unrestricted stock award is a grant or sale of shares of our common stock to the participant that is not subject to transfer, forfeiture or other restrictions, in consideration for past services rendered to the Company or an affiliate or for other valid consideration.

Amendment and Termination

The compensation committee may adopt, amend and rescind rules relating to the administration of the 2016 Plan, and amend, suspend or terminate the 2016 Plan, but no such amendment or termination will be made that materially and adversely impairs the rights of any participant with respect to any award received thereby under the 2016 Plan without the participant’s consent, other than amendments that are necessary to permit the granting of awards in compliance with applicable laws. We have attempted to structure the 2016 Plan so that remuneration attributable to stock options and other awards will not be subject to the deduction limitation contained in Code Section 162(m).

Series B Convertible Preferred Stock

The following summary of certain terms and provisions of our Series B Convertible Preferred Stock (the “Series B Preferred”) is subject to, and qualified in its entirety by reference to, the terms and provisions set forth in our certificate of designation of preferences, rights and limitations of Series B Convertible Preferred Stock (the “Series B Preferred Certificate of Designation”) as previously filed. Subject to the limitations prescribed by our articles of incorporation, our board of directors is authorized to establish the number of shares constituting each series of preferred stock and to fix the designations, powers, preferences and rights of the shares of each of those series and the qualifications, limitations and restrictions of each of those series, all without any further vote or action by our stockholders. Our board of directors has designated 15,000 of the 10,000,000 authorized shares of preferred stock as Series B Convertible Preferred Stock. When issued, the shares of Series B Convertible Preferred Stock will be validly issued, fully paid and non-assessable.

Each share of Series B Convertible Preferred Stock is convertible at any time at the holder’s option into a number of shares of common stock equal to $1,000 divided by the conversion price of $0.50 per share. Notwithstanding the foregoing, we shall not effect any conversion of Series B Convertible Preferred Stock, with certain exceptions, to the extent that, after giving effect to an attempted conversion, the holder of shares of Series B Convertible Preferred Stock (together with such holder’s affiliates, and any persons acting as a group together with such holder or any of such holder’s affiliates) would beneficially own a number of shares of our common stock in excess of 4.99% (or, at the election of the purchaser, 9.99%) of the shares of our common stock then outstanding after giving effect to such exercise.  Effective November 24, 2017 (the “Effective Date”), the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) which included the issuance of 2,830 shares of Series B Convertible Preferred Stock worth $2,830,000 (including the conversion of liabilities at a price of $1,000 per Class B Unit. As of the date hereof, there are 2,830 shares of Series B Convertible Preferred Stock issued and outstanding.

Common stock issued

Effective November 24, 2017 (the “Effective Date”), the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with 57 investors (the “Purchasers”). Pursuant to the Securities Purchase Agreement, the Purchasers purchased 16,402,742 shares of common stock, 22,062,742 purchaser warrants (the “Purchaser Warrants”), and 2,830 shares of Series B Convertible Preferred Stock (collectively, the “SPA Securities”) worth $11,031,371 (including the conversion of liabilities and redemptions of shares of Series A Preferred Stock) at a price of $0.50 per Class A Unit (as defined in the Securities Purchase Agreement) and $1,000 per Class B Unit (as defined in the Securities Purchase Agreement) (the “Private Offering”). The Purchaser Warrants have a strike price of $0.65, expiring five years from the Initial Exercise Date (as defined in the Purchaser Warrants). The Securities Purchase Agreement contains customary representations, warranties, agreements and conditions to completing future sale transactions, indemnification rights and obligations of the parties. Additionally, the Purchasers may participate in a subsequent offering of the Company’s securities in an aggregate amount of up to 35% of the subsequent offering on the twenty-fourth (24th) month anniversary of the Private Offering. In connection with the Private Offering, there are 18,756,180 shares of common stock issued and outstanding, 2,830 shares of Series B Convertible Preferred Stock issued, and outstanding and 21,853,970 common stock purchase warrants issued and outstanding.

Common stock issued for services and settlements

During the first quarter of 2017, the Company issued 2,903 shares of common stock for services valued at the quoted trading price on respective grant dates resulting in a consulting expense of $15,000.

The Company issued 6,747 shares of common stock during the third quarter of 2017 for services valued at the quoted trading price on respective grant dates resulting in a consulting expense of $25,000. These shares were issued in November 2017.

The Company issued 350,000 shares of common stock on November 24, 2017 for legal fees in the amount of $175,000.

The Company issued 52,209 shares of common stock on January 31, 2018 for payment of board fees to three directors in the amount of $73,708 for services to the Board.

The Company issued 300,000 shares of common stock on September 30, 2018 for the exercise of 300,000 warrants by a shareholder at $0.65 per share or $195,000.

The Company issued 72,292 shares of common stock on December 31, 2018 to an employee in exchange for deferred salary at $1.00 per share or $72,292.

Treasury Stock

In August 2016, the Company’s Board of Directors approved a new class of Preferred Stock, “Series A”. For shareholders who invested in previous private placements, the Company was offering on a case by case basis, the ability to convert the existing amount invested into an equivalent amount in the Series A on the condition that they invest an equivalent additional amount in the Series A. In December of 2017, the Company redeemed all of the Series A and continues to hold 3,280 shares purchased for $148,000 as a part of the original transaction.  In December 2018, the Company entered into an agreement with two shareholders to purchase shares from them at fair market value.  The Company purchased 1,163 shares at $0.50 per shares and 1,950 shares at $0.45 per share.  Accordingly, as of December 31, 2018, and 2017, the Company held 6,393 and 3,280 shares of Company stock at an aggregate value of $149,459, and $148,000 respectively.